Subsequent event (Details) - shares	12 Months Ended
	Dec. 31, 2025	Jan. 30, 2026
Subsequent events
Subsequent event, description	On January 30, 2026, the Company announced that its Board of Directors had approved a new NCIB, which allows for the repurchase of up to 24.0 million common shares between February 4, 2026 and February 3, 2027.
Subsequent event | February 4, 2026 - February 3, 2027
Subsequent events
NCIB February 4, 2026 - February 3, 2027 (in shares)		24,000,000.0